LONG-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2025
LONG-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT [Abstract]
Aggregate Annual Principal Payments of Debt
As of December 31, 2025, the aggregate annual principal payments required to be made under the Company’s outstanding debt facilities are as follows:

Debt repayments in $’000s*	Total	2026	2027	2028	2029	2030	More than 5 years
2025 Senior Secured Credit Facility, amended and restated $150	142,781	7,500	7,500	7,500	120,281	0	0
Financing of 2018-built Vessels	113,394	11,061	11,061	11,091	11,061	11,061	58,061
Financing of 2022-built Vessels	68,344	5,500	5,500	5,515	5,500	5,500	40,830
Financing of 2016-built Vessel	41,524	6,000	6,000	6,016	6,000	6,000	11,508
Financing of 2025-built Vessels	61,667	6,083	6,083	6,100	6,083	6,083	31,235
Total	427,710	36,143	36,143	36,222	148,925	28,643	141,634